Equity (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Issued as at January 1	11,222	7,662	3,888
Issuance of ADSs (See D below)	3,260	2,432	2,379
Issuance of shares (See Note 5)	799	565	0
Share issuance deriving from a development agreement (See E6 below)	0	0	151
Share based payments	121	563	33
Exercise of warrants	607	0	1,211
Issued as at December 31	16,009	11,222	7,662